UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Blvd.,  Hauppauge, NY    11788

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

1/31

Date of reporting period:7/31/07

Item 1.  Reports to Stockholders.

Semi-Annual Report

July 31, 2007

1-866-263-9260

www.unusualfund.com

Distributed by Aquarius Fund Distributors, LLC

FINRA/SIPC Member

TO SHAREHOLDERS OF THE CRITICAL MATH FUND

July 31, 2007

During the past 6 months, we have continued to develop additional systems and improve upon existing models in an attempt to further enhance our overall strategy.  During this period, we introduced an S&P 500 Index model and a High-Yield Bond strategy. Additionally, many more fundamental stock selection models were implemented, allowing us a potential expansion of individual stocks relative to our overall portfolio. It can take months or even years to fully develop these models and most of them were not available to the Critical Math Fund (the “Fund”) until after the end of April. We expect to add additional models as they become available.

During the period from January 31 to April 30, the Fund was adversely impacted by the market downturn in late February and early March.  As the markets recovered rapidly, we were over-weighted in cash equivalents and, as a consequence, did not recover as quickly as some of the popular averages.  This contributed to the Fund’s underperformance relative to its benchmarks.

Since May 1, updates to the Fund have resulted in it performing similarly to the popular broad equity market averages, especially the S&P 500 and Russell 2000, which are the equity index funds we currently employ. At the end of the period, the portion of the Fund allocated to the Russell 2000 and that portion allotted to High-Yield Bond Funds were both invested in cash equivalents.  As a result, the Fund was more than half in cash equivalents on July 31.

We hope, going forward, that in a sideways equity market (slight to modestly up or down) the Fund will perform similarly to the equity indices.  We believe that in a bear market and in a strong bull market as well, we will be able to perform better than the indices.  Because we have not yet seen either a bear market or a strong bull market (by most definitions) since May 1, 2007, it is yet to be seen if this will, in fact, be the case.

The Fund performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. A Fund's performance, especially for very short periods of time, should not be the sole factor in making your investment decisions. For performance information current to the most recent month-end, please call toll-free 866-263-9260. The Fund charges a fee of 2.00% on redemption of shares held less than 90 days and a fee of 0.50% on redemption of shares held less than 1 year. The performance figures stated above do not reflect the deduction of these fees. Had such a fee been deducted, performance figures would have been lower.

Historical performance results for investment indices and/or categories have been provided for general comparison purposes only. They generally do not reflect the deduction of transaction and/or custodial charges, the deduction of an investment management fee, nor the impact of taxes, the incurrence of which would have the effect of decreasing historical performance results. It should not be assumed that your account holdings correspond directly to any comparative indices. Past performance may not be indicative of future results and does not reflect the impact of taxes on non-qualified accounts. The data herein is not guaranteed.  You cannot invest directly in an index.

The Standard & Poor's 500 Stock Index (also referred to as the "S&P 500") is an index widely regarded as an indicator of U.S. large company stock market performance. The S&P 500 Index consists of 500 leading companies diversified across approximately 90 different industries.

The Russell 2000 Index tracks the performance of the smallest companies contained in the Russell 3000 Index. The average market capitalization of companies represented in the Index is $526 million, with the largest company having $1.5 billion in market capitalization. Because the Index focuses on so many smaller companies, it is highly diversified.

The NASDAQ Composite Index tracks the more than 5,000 companies listed on the NASDAQ Stock Exchange and includes domestic and non-US companies of varying sizes. Each company represented in the index is weighted based on its market value.

Investors should consider the investment objectives, risks, cha r ges and expenses of the Critical Math Fund carefully before investing. The prospectus contains this and other information about the Fund and should be read carefully before investing. A prospectus for this fund can be obtained on the web at www.unusualfund.com or by calling 8 66 -263-9260. The Critical Math Fund is distributed by Aquarius Fund Distributors, LLC member FINRA/SIPC

0965-AFD-9/28/2007

The Critical Math Fund
PORTFOLIO REVIEW
July 31, 2007 (unaudited)

The fund's performance figures* for the period ending July 31, 2007, compared to its benchmarks:

	Six Months	Inception ** - July 31,2007
The Critical Math Fund	(8.70%)	(3.63%)
The Critical Math Fund- with sales Charge (CDSC)	(9.20%)	(3.63%)
S&P 500 Index	2.10%	10.82%
NASDAQ OTC Composite	3.34%	7.80%
Russell 2000 Total Return	(2.46%)	4.95%

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. For performance information current to the most recent month-end, please call 1-866-263-9260

** Inception date is February 24, 2006

The Fund's Top Sectors are as follows:

Sectors	% of Net Assets
Open-End Mutual Funds	15.0%
Oil & Gas	5.4%
Insurance	3.8%
Electronics	2.5%
Transportation	1.4%
Chemicals	1.3%
Auto Manufacturing	1.3%
Building Materials	1.2%
Electric	1.2%
Other, Cash & Cash Equivalents	66.9%
100.0%

The Critical Math Fund
PORTFOLIO OF INVESTMENTS
July 31, 2007 (unaudited)
	Shares		Value
		COMMON STOCKS - 18.1%
		AUTO MANUFACTURERS - 1.3%
	2,250	Toyota Motor Corp. - ADR	$ 271,418

		BUILDING MATERIALS - 1.2%
	8,150	Cemex SAB de CV - ADR*	263,571

		CHEMICALS - 1.3%
	11,150	Methanex Corp.	276,408

		ELECTRIC - 1.2%
	16,050	Sierra Pacific Resources *	255,035

		ELECTRONICS - 2.5%
	16,750	AVX Corp.	267,832
	3,250	Garmin Ltd.	272,675
			540,507
		INSURANCE - 3.8%
	7,000	Axis Capital Holding Ltd.	257,950
	77	Berkshire Hathaway, Inc. *	277,508
	590	Markel Corp. *	274,645
			810,103
		OIL & GAS - 5.4%
	6,200	Anadarko Petroleum Corp.	312,046
	4,350	ENSCO International, Inc.	265,655
	35,400	Grey Wolf, Inc. *	262,314
	8,400	Repsol YPF SA - ADR	316,092
			1,156,107
		TRANSPORTATION - 1.4%
	2,500	Union Pacific Corp.	297,850

		TOTAL COMMON STOCKS (Cost $3,935,749)	3,870,999

	See accompanying notes to financial statements.

The Critical Math Fund
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2007 (unaudited)

	Shares		Value
		OPEN-END MUTUAL FUNDS - 15.0%
	22,262	ProFunds UltraBull ProFund	1,609,083
	33,219	Rydex S&P 500 2x Strategy Fund	1,611,474
		TOTAL OPEN-END MUTUAL FUNDS (Cost $3,500,000)	3,220,557

		SHORT-TERM INVESTMENTS - 56.5%
		INVESTMENT COMPANY - 0.5%
	120,760	Goldman Sachs Financial Square Funds, Prime Obligations Portfolio,
		to yield 4.93%, due 8/1/07 (Cost $120,760)	120,760
	Principal
	Amount
		U.S. GOVERNMENT & AGENCY OBLIGATIONS - 56.0%
	$ 12,000,000	Federal Home Loan Bank Discount Notes, to yield 5.00%, due 8/1/07	$ 12,000,000
		(cost $12,000,000)
		TOTAL SHORT-TERM INVESTMENTS (Cost $12,120,760)	12,120,760

		TOTAL INVESTMENTS - 89.6% (Cost $19,556,509) (a)	$ 19,212,316
		OTHER ASSETS & LIABILITIES - 10.4%	2,223,586
		NET ASSETS - 100.0%	$ 21,435,902

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $19,556,509 and differs from market value by
	net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation $ 75,438
	Unrealized depreciation (419,631)
	Net unrealized depreciation $ (344,193)

*	Non-Income producing security.

	ADR - American Depositary Receipt

	See accompanying notes to financial statements.

The Critical Math Fund
STATEMENT OF ASSETS AND LIABILITIES
July 31, 2007 (unaudited)

ASSETS
Investment securities:
At cost	$ 19,556,509
At value	$ 19,212,316
Receivable for Fund shares sold	43
Receivable for securities sold	2,821,764
Dividends and interest receivable	6,509
Prepaid expenses and other assets	2,290
TOTAL ASSETS	22,042,922

LIABILITIES
Payable for investments purchased	539,161
Investment advisory fees payable	19,773
Distribution (12b-1) fees payable	19,773
Compliance officer fees payable	2,803
Custody fees payable	2,611
Transfer agent fees payable	1,928
Administration fees payable	1,448
Fund accounting fees payable	1,353
Accrued expenses and other liabilities	18,170
TOTAL LIABILITIES	607,020
NET ASSETS	$ 21,435,902

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 22,688,957
Accumulated investment loss	(48,077)
Accumulated net realized loss from security transactions	(860,785)
Net unrealized depreciation of investments	(344,193)
NET ASSETS	$ 21,435,902

Shares of beneficial interest	2,268,146
Net asset value and redemption price per share (a)	$ 9.45

(a)	Redemptions made within 90 days of purchase may be assessed a redemption fee of 2.00% and redemptions made within one year of purchase may be charged a contingent deferred sales charge of 0.50%. Neither the redemption fee nor the contingent deferred sales charge will apply to shares purchased prior to June 1, 2006.

See accompanying notes to financial statements.

The Critical Math Fund
STATEMENT OF OPERATIONS
For the Period Ended July 31, 2007 (unaudited)

INVESTMENT INCOME
Interest	$ 181,685
Dividends	93,751
TOTAL INVESTMENT INCOME	275,436

EXPENSES
Investment advisory fees	119,592
Distribution (12b-1) fees	119,592
Professional fees	18,238
Administrative services fees	17,817
Accounting services fees	9,358
Compliance officer fees	8,237
Transfer agent fees	7,482
Custodian fees	4,476
Trustees' fees and expenses	2,806
Printing and postage expenses	723
Insurance expense	451
Other expenses	678
TOTAL EXPENSES	309,450
NET INVESTMENT LOSS	(34,014)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss from security transactions	(737,768)
Net change in unrealized depreciation of investments	(1,380,855)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(2,118,623)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$ (2,152,637)

See accompanying notes to financial statements.

The Critical Math Fund
STATEMENT OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	July 31, 2007	January 31,
	(unaudited)	2007 (a)
FROM OPERATIONS
Net investment income (loss)	$ (34,014)	$ 43,662
Net realized loss from security transactions	(737,768)	(559,251)
Distributions of realized gains from underlying investment companies	-	436,234
Net change in unrealized appreciation/(depreciation) of investments	(1,380,855)	1,036,662
Net increase/(decrease) in net assets resulting from operations	(2,152,637)	957,307

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	-	(94,087)
Net decrease in net assets from distributions to shareholders	-	(94,087)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	364,780	26,727,295
Net asset value of shares issued in
reinvestment of distributions to shareholders	-	94,087
Payments for shares redeemed	(2,641,689)	(1,819,155)
Redemption fee proceeds	1	-
Net increase/(decrease) in net assets from shares of beneficial interest	(2,276,908)	25,002,227

TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,429,545)	25,865,447

NET ASSETS
Beginning of Period	25,865,447	-
End of Period*	$ 21,435,902	$ 25,865,447
* Includes distibution in excess of net investment income of:	$ (48,077)	$ (14,063)

SHARE ACTIVITY
Shares Sold	36,854	2,668,722
Shares Reinvested	-	9,126
Shares Redeemed	(267,003)	(179,553)

(a) The Critical Math Fund commenced operations February 24, 2006.

See accompanying notes to financial statements.

The Critical Math Fund
FINANCIAL HIGHLIGHTS (unaudited)
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period

	Six Months		Year
	Ended		Ended
	July 31,2007		January 31,
	(unaudited)		2007 (1)
Net asset value,
beginning of period	$ 10.35		$ 10.00

Activity from investment operations:
Net investment income(loss)	(0.01)	(2)	0.02
Net realized and unrealized
gain/(loss) on investments	(0.89)		0.37
Total from investment operations	(0.90)		0.39
Less distributions from:
Net investment income	-		(0.04)
Total distributions	-		(0.04)

Net asset value, end of period	$ 9.45		$ 10.35

Total return (3,4)	(8.70%)		3.88%

Net assets, end of period (000s)	$ 21,436		$ 25,865

Ratio of expenses to average
net assets (5,6)	2.59%		2.76%
Ratio of net investment income(loss)
to average net assets (5,6)	(0.28%)		0.19%

Portfolio Turnover Rate (4)	306%		694%

(1) The Critical Math Fund commenced operations on February 24, 2006.
(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.
(3) Total return shown excludes the effect of applicable sales loads/redemption fees.
(4) Not annualized.
(5) Annualized
(6)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

The Critical Math Fund

NOTES TO FINANCIAL STATEMENTS

July 31, 2007 (unaudited)

1.

ORGANIZATION

The Critical Math Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.   The Fund seeks growth and risk-adjusted total return.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day as of which such value is being determined and securities listed on NASDAQ are valued at the NASDAQ Official Closing Price. If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith and evaluated as to the reliability of the fair value method used by the Fund’s Board of Trustees (the “Board”) on a quarterly basis, in accordance with procedures approved by the Board.   Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

In September of 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Statement No. 157, “Fair Value Measurement” (“SFAS 157”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.  SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years.  The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.   However, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

The Critical Math Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2007 (unaudited)

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal income tax – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

On July 13, 2006, FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes’ (“FIN 48”).  FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.  At this time, management believes that the adoption of FIN 48 on July 31, 2007 will have no impact on the financial statements of the Fund.

As of July 31, 2007, the Fund has $118,630 in capital loss carry forwards available to offset future capital gains through January 31, 2015, if any.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3.  INVESTMENT TRANSACTIONS

For the period ended July 31, 2007, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $52,795,309 and $64,031,575, respectively.

The Critical Math Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2007 (unaudited)

4.  INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are supervised under the direction of the Board, which is responsible for the overall management of the Fund. Critical Math Advisors, LLC serves as the Fund’s Investment Advisor (the “Advisor”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Advisory Agreement with the Fund, the Advisor, under the supervision of the Board, oversees the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Fund’s average daily net assets.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until May 31, 2008, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding contingent sales loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Fund’s business) do not exceed 2.99% per annum of the Fund’s average daily net assets.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund's Operating Expenses are subsequently less than 2.99% of average daily net assets, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 2.99% of average daily net assets. If Fund Operating Expenses subsequently exceed 2.99% per annum of the Fund's average daily net assets, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement).   No amounts will be paid to the Advisor in any fiscal quarter unless the Board determines that reimbursement is in the best interests of the Fund and its shareholders.

The Critical Math Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2007 (unaudited)

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 1.00% of its average daily net assets and is paid to Aquarius Fund Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities.   A portion of the fee payable pursuant to the plan, equal to 0.25% of average daily net assets, is currently characterized as a service fee, which may be paid out to entities providing maintenance of shareholder accounts and certain other shareholder services.   The Advisor may receive such service fees with respect to Fund accounts for which it provides shareholder servicing.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares and is an affiliate of GFS.

Pursuant to separate servicing agreements, GFS is compensated for providing administration, fund accounting, transfer agency and custody administration services to the Fund as follows:

Administration.  The Fund pays GFS an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund is subject to a minimum annual fee. The Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly as follows:

The greater of:

A minimum annual fee of $34,000 or

10 basis points or 0.10% per annum on the first $100 million in net assets

8 basis points or 0.08% per annum on the next $150 million in net assets

6 basis points or 0.06% per annum on net assets greater than $250 million

Fund Accounting.  Total charges for Fund Accounting services include asset-based fees and out-of-pocket expenses. Fees are calculated based upon the average net assets of the Fund for the previous month. The Fund pays GFS a base annual fee of $20,400 plus a basis point fee in decreasing amounts as Fund assets reach certain breakpoints, as follows:

2 basis points or 0.02% on net assets of $25 million to $100 million

1 basis point or 0.01% on net assets greater than $100 million

The Critical Math Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2007 (unaudited)

Transfer Agency.  For the services rendered by GFS in its capacity as transfer agent, the Fund pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.   The fees are billed monthly as follows:

-

The greater of the annual minimum or per account charges.   The annual minimum is $12,750 and the per account charge is $14.00 for open accounts and $2.00 for closed accounts.

Custody Administration. Pursuant to the terms of the Fund’s Custody Administration Agreement with GFS (the “Custody Administration Agreement”), the Fund pays an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund also pays certain transaction fees and out-of-pocket expenses pursuant to the Custody Administration Agreement. GFS’s fees collected for the period ended July 31, 2007 was $699.  The Custody fees listed in the Statement of Operations include the fees paid to GFS pursuant to the Custody Administration Agreement.

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Fund Compliance Services, LLC (“FCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between FCS and the Trust. Under the terms of such agreement, FCS receives from the Fund an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the period ended July 31, 2007, the Fund incurred expenses of $8,237 for compliance services pursuant to the Trust’s Agreement with FCS.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.   For the period ended July 31, 2007, GemCom collected amounts totaling $5,251 for EDGAR and printing services performed.

5.  REDEMPTION FEES

The Fund may assess a short-term redemption fee of 2.00% of the total redemption amount if shareholders sell their shares after holding them for less than 90 days. The redemption fee is paid directly to the Fund.  For the period ended July 31, 2007, the Fund assessed $1 in redemption fees.

The Critical Math Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2007 (unaudited)

6. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions for the following period was as follows:

As of January 31, 2007, the components of accumulated earnings/(deficit) on a tax basis were as follows:

The difference between book basis and tax basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.

Permanent book and tax differences, which are due to distributions in excess of net investment income which were necessary to satisfy the Fund’s excise distribution requirements, resulted in reclassification for the period ended January 31, 2007 as follows: a decrease in paid-in capital of $36,362 and an increase in accumulated net investment loss of $36,362.

The Critical Math Fund

EXPENSE EXAMPLES

July 31, 2007 (unaudited)

As a shareholder of the Critical Math Fund, you incur two types of costs: (1) transaction costs, including contingent deferred sales charges (CDSCs) and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Critical Math Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2007 through July 31, 2007.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Critical Math Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 2/1/07	Ending Account Value 7/31/07	Expenses Paid During Period 2/1/07 – 7/31/07*
Actual	$1,000.00	$913.00	$12.28
Hypothetical (5% return before expenses)	$1,000.00	$1,011.95	$12.92

*Expenses are equal to the Fund’s annualized expense ratio of 2.59%, multiplied by the average account value over the period, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-866-263-9260 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-866-263-9260.

INVESTMENT ADVISOR

Critical Math Advisors LLC

29 Emmons Drive, Suite A-20

Princeton, NJ 08540

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

LEGAL COUNSEL

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

10/8/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

10/8/07

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

10/8/07